American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
June 30, 2020

NT Diversified Bond - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 40.8%
U.S. Treasury Bonds, 5.00%, 5/15/37	1,500,000	2,460,615
U.S. Treasury Bonds, 3.50%, 2/15/39(1)	12,000,000	16,982,578
U.S. Treasury Bonds, 1.125%, 5/15/40	28,800,000	28,536,187
U.S. Treasury Bonds, 3.125%, 11/15/41	12,000,000	16,257,891
U.S. Treasury Bonds, 3.00%, 5/15/42	24,000,000	31,965,937
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	8,494,561
U.S. Treasury Bonds, 3.625%, 2/15/44	1,000,000	1,464,121
U.S. Treasury Bonds, 3.125%, 8/15/44(1)	1,000,000	1,363,867
U.S. Treasury Bonds, 2.50%, 2/15/45	27,500,000	33,927,588
U.S. Treasury Bonds, 3.375%, 11/15/48	36,500,000	53,620,068
U.S. Treasury Bonds, 2.00%, 2/15/50	11,000,000	12,594,570
U.S. Treasury Bonds, 1.25%, 5/15/50	4,600,000	4,417,438
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	14,032,620	15,367,489
U.S. Treasury Notes, 1.50%, 8/31/21	5,000,000	5,077,344
U.S. Treasury Notes, 0.375%, 3/31/22	27,000,000	27,100,723
U.S. Treasury Notes, 0.125%, 5/31/22	66,000,000	65,958,750
U.S. Treasury Notes, 1.50%, 9/15/22	13,000,000	13,386,699
U.S. Treasury Notes, 1.875%, 9/30/22	5,000,000	5,192,480
U.S. Treasury Notes, 1.625%, 11/15/22	20,000,000	20,691,406
U.S. Treasury Notes, 1.625%, 12/15/22	60,000,000	62,151,563
U.S. Treasury Notes, 0.50%, 3/15/23	65,000,000	65,575,098
U.S. Treasury Notes, 0.25%, 4/15/23	27,000,000	27,062,754
U.S. Treasury Notes, 0.125%, 5/15/23	37,100,000	37,049,277
U.S. Treasury Notes, 0.25%, 6/15/23	43,000,000	43,094,062
U.S. Treasury Notes, 1.50%, 11/30/24	29,000,000	30,598,399
U.S. Treasury Notes, 1.125%, 2/28/25	81,000,000	84,257,402
U.S. Treasury Notes, 0.50%, 3/31/25	30,000,000	30,323,438
U.S. Treasury Notes, 0.375%, 4/30/25	4,000,000	4,018,672
U.S. Treasury Notes, 0.25%, 5/31/25	35,000,000	34,958,984
U.S. Treasury Notes, 2.625%, 12/31/25	16,000,000	17,985,000
U.S. Treasury Notes, 1.375%, 8/31/26	5,000,000	5,292,188
U.S. Treasury Notes, 1.125%, 2/28/27	30,900,000	32,244,029
U.S. Treasury Notes, 0.625%, 3/31/27	57,000,000	57,586,699
U.S. Treasury Notes, 0.50%, 4/30/27	50,300,000	50,385,471
U.S. Treasury Notes, 0.50%, 5/31/27	3,500,000	3,504,170
TOTAL U.S. TREASURY SECURITIES (Cost $898,522,886)		950,947,518
CORPORATE BONDS — 29.3%
Aerospace and Defense — 0.4%
Boeing Co. (The), 5.15%, 5/1/30	990,000	1,106,645
Boeing Co. (The), 5.81%, 5/1/50	2,740,000	3,240,322
Raytheon Technologies Corp., 2.25%, 7/1/30	2,230,000	2,331,446
Raytheon Technologies Corp., 5.70%, 4/15/40	1,420,000	1,979,562
		8,657,975
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	1,370,000	1,404,957
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,280,000	4,330,161
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,154,640

Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,220,000	2,134,597
General Motors Co., 5.15%, 4/1/38	1,500,000	1,438,960
General Motors Financial Co., Inc., 3.20%, 7/6/21	3,110,000	3,146,431
General Motors Financial Co., Inc., 2.75%, 6/20/25	2,790,000	2,752,619
General Motors Financial Co., Inc., 5.25%, 3/1/26	1,480,000	1,614,101
		16,571,509
Banks — 5.5%
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,704,874
Banco Santander SA, 2.75%, 5/28/25	1,000,000	1,037,008
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	4,350,000	4,365,511
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	3,020,000	3,436,668
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	4,379,000	4,595,911
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	4,000,000	4,123,474
Bank of America Corp., VRN, 3.00%, 12/20/23	3,664,000	3,855,487
Bank of America Corp., VRN, 3.42%, 12/20/28	80,000	89,150
Bank of Montreal, MTN, 3.30%, 2/5/24	4,433,000	4,813,087
Barclays Bank plc, 5.14%, 10/14/20	2,290,000	2,315,044
Barclays plc, VRN, 2.65%, 6/24/31	1,700,000	1,691,145
BNP Paribas SA, VRN, 2.82%, 11/19/25(2)	1,963,000	2,057,098
BPCE SA, 5.15%, 7/21/24(2)	1,870,000	2,089,202
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	3,040,000	3,175,397
Citigroup, Inc., 2.90%, 12/8/21	7,951,000	8,195,592
Citigroup, Inc., 2.75%, 4/25/22	4,508,000	4,674,498
Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,488,702
Citigroup, Inc., VRN, 3.11%, 4/8/26	3,980,000	4,274,774
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,480,000	1,631,789
Citigroup, Inc., VRN, 2.57%, 6/3/31	2,370,000	2,452,557
Cooperatieve Rabobank UA, 3.95%, 11/9/22	3,180,000	3,367,313
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(2)	3,470,000	3,476,051
Credit Suisse AG, 2.80%, 4/8/22	1,600,000	1,662,104
Discover Bank, 3.35%, 2/6/23	1,850,000	1,952,937
Discover Bank, 3.45%, 7/27/26	1,182,000	1,278,897
Fifth Third BanCorp., 4.30%, 1/16/24	750,000	827,436
Fifth Third BanCorp., 2.375%, 1/28/25	2,122,000	2,239,611
FNB Corp., 2.20%, 2/24/23	2,900,000	2,886,775
Huntington Bancshares, Inc., 2.55%, 2/4/30	3,575,000	3,699,314
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	3,880,000	4,277,417
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	3,110,000	3,221,118
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	4,975,000	5,265,590
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	2,313,000	2,390,526
Nordea Bank Abp, 1.00%, 6/9/23(2)	1,390,000	1,406,171
PNC Bank N.A., 2.70%, 10/22/29	2,610,000	2,786,002
Regions Financial Corp., 2.25%, 5/18/25	2,270,000	2,377,281
Royal Bank of Scotland Group plc, VRN, 2.36%, 5/22/24	1,930,000	1,982,806
Societe Generale SA, VRN, 3.65%, 7/8/35(2)(3)	2,393,000	2,413,101
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25	4,900,000	5,123,265
Truist Bank, 2.25%, 3/11/30	3,300,000	3,337,009
Wells Fargo & Co., 4.125%, 8/15/23	760,000	828,508
Wells Fargo & Co., 3.00%, 10/23/26	3,950,000	4,311,793
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	1,160,000	1,179,288
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	840,000	868,572
Wells Fargo & Co., VRN, 3.07%, 4/30/41	1,940,000	2,026,162
		128,252,015
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	2,360,000	2,895,540

Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	3,790,000	4,581,732
PepsiCo, Inc., 1.625%, 5/1/30	640,000	653,390
		8,130,662
Biotechnology — 1.0%
AbbVie, Inc., 3.25%, 10/1/22(2)	2,210,000	2,313,120
AbbVie, Inc., 3.85%, 6/15/24(2)	2,557,000	2,810,242
AbbVie, Inc., 3.20%, 11/21/29(2)	3,065,000	3,422,233
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	2,161,333
AbbVie, Inc., 4.25%, 11/21/49(2)	2,300,000	2,769,280
Amgen, Inc., 2.65%, 5/11/22	4,880,000	5,063,612
Gilead Sciences, Inc., 3.65%, 3/1/26	4,230,000	4,844,606
		23,384,426
Capital Markets — 2.1%
Ares Capital Corp., 3.25%, 7/15/25	5,143,000	4,997,076
Ares Finance Co. II LLC, 3.25%, 6/15/30(2)	2,000,000	2,042,084
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(2)	1,610,000	1,666,019
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	5,250,000	5,321,796
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	1,717,000	1,769,321
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	2,307,000	2,532,384
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,500,000	7,153,723
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	1,150,000	1,202,041
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	1,450,000	1,486,993
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(2)	4,800,000	4,778,258
Morgan Stanley, 2.75%, 5/19/22	800,000	831,976
Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,719,032
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	1,311,000	1,394,228
Morgan Stanley, VRN, 2.19%, 4/28/26	3,030,000	3,154,842
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	2,050,000	2,004,927
State Street Corp., VRN, 2.83%, 3/30/23(2)	550,000	571,037
UBS Group AG, 3.49%, 5/23/23(2)	4,800,000	5,030,691
UBS Group AG, 4.125%, 9/24/25(2)	950,000	1,078,063
		49,734,491
Chemicals — 0.2%
CF Industries, Inc., 4.50%, 12/1/26(2)	2,230,000	2,459,119
CF Industries, Inc., 5.15%, 3/15/34	1,610,000	1,725,316
Yara International ASA, 3.15%, 6/4/30(2)	1,460,000	1,520,978
		5,705,413
Commercial Services and Supplies — 0.7%
RELX Capital, Inc., 3.00%, 5/22/30	1,420,000	1,539,608
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	2,007,412
Republic Services, Inc., 2.30%, 3/1/30	5,110,000	5,336,266
Waste Connections, Inc., 3.50%, 5/1/29	2,130,000	2,395,022
Waste Connections, Inc., 2.60%, 2/1/30	3,900,000	4,122,671
		15,400,979
Construction Materials — 0.2%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	3,442,000	3,475,228
Vulcan Materials Co., 3.50%, 6/1/30	1,980,000	2,152,787
		5,628,015
Consumer Finance — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,743,403
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,664,867
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(2)	2,870,000	2,627,680
		8,035,950

Containers and Packaging†
WRKCo, Inc., 3.00%, 6/15/33	1,000,000	1,045,547
Diversified Consumer Services — 0.1%
Pepperdine University, 3.30%, 12/1/59	2,290,000	2,366,211
Diversified Financial Services — 0.1%
GE Capital Funding LLC, 4.40%, 5/15/30(2)	900,000	936,908
UBS AG, 1.75%, 4/21/22(2)	1,035,000	1,054,809
		1,991,717
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 3.00%, 2/15/22	394,000	410,355
AT&T, Inc., 3.20%, 3/1/22	907,000	946,670
AT&T, Inc., 3.60%, 2/17/23	1,451,000	1,558,549
AT&T, Inc., 3.80%, 2/15/27	1,200,000	1,352,463
AT&T, Inc., 2.30%, 6/1/27	880,000	909,978
AT&T, Inc., 4.10%, 2/15/28	1,300,000	1,490,875
AT&T, Inc., 2.75%, 6/1/31	4,265,000	4,422,281
AT&T, Inc., 3.50%, 6/1/41	800,000	843,236
AT&T, Inc., 5.15%, 11/15/46	661,000	832,495
Deutsche Telekom AG, 3.625%, 1/21/50(2)	3,210,000	3,565,876
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	930,000	970,797
Telefonica Emisiones SA, 5.46%, 2/16/21	1,590,000	1,637,025
Verizon Communications, Inc., 3.15%, 3/22/30	3,325,000	3,766,133
Verizon Communications, Inc., 4.40%, 11/1/34	4,150,000	5,162,333
Verizon Communications, Inc., 5.01%, 8/21/54	1,024,000	1,486,084
		29,355,150
Electric Utilities — 2.1%
AEP Texas, Inc., 2.10%, 7/1/30(3)	2,250,000	2,249,096
AEP Transmission Co. LLC, 3.75%, 12/1/47	970,000	1,116,373
American Electric Power Co., Inc., 3.20%, 11/13/27	1,050,000	1,154,123
Baltimore Gas and Electric Co., 2.90%, 6/15/50	1,040,000	1,063,888
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,729,556
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,460,000	1,699,974
Commonwealth Edison Co., 3.20%, 11/15/49	1,350,000	1,465,497
DTE Electric Co., 2.25%, 3/1/30	2,050,000	2,160,284
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,285,479
Duke Energy Corp., 2.65%, 9/1/26	1,540,000	1,671,009
Duke Energy Florida LLC, 1.75%, 6/15/30	2,720,000	2,751,726
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	674,850
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,652,261
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	612,494
Duke Energy Progress LLC, 3.70%, 10/15/46	2,115,000	2,479,195
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,285,279
Exelon Corp., 4.45%, 4/15/46	1,400,000	1,704,284
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,324,616
FirstEnergy Transmission LLC, 4.55%, 4/1/49(2)	1,250,000	1,520,814
Florida Power & Light Co., 4.125%, 2/1/42	930,000	1,165,377
Florida Power & Light Co., 3.15%, 10/1/49	1,160,000	1,321,015
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,668,487
Nevada Power Co., 2.40%, 5/1/30	1,470,000	1,566,402
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	2,210,000	2,509,074
Northern States Power Co., 2.60%, 6/1/51	1,040,000	1,051,723
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	1,160,000	1,280,756
PacifiCorp, 2.70%, 9/15/30	603,000	659,359
PacifiCorp, 3.30%, 3/15/51	2,000,000	2,213,367

Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,102,346
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	1,073,757
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	1,122,297
Xcel Energy, Inc., 3.40%, 6/1/30	2,000,000	2,305,833
		49,640,591
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 2.05%, 3/1/25	3,000,000	3,134,693

Energy Equipment and Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	1,455,000	1,522,335
Schlumberger Investment SA, 2.65%, 6/26/30	1,430,000	1,467,336
		2,989,671
Entertainment — 0.1%
Walt Disney Co. (The), 2.20%, 1/13/28	1,630,000	1,704,154
Walt Disney Co. (The), 3.60%, 1/13/51	1,000,000	1,117,222
		2,821,376
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	560,000	686,030
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	1,000,000	1,050,286
American Tower Corp., 3.375%, 10/15/26	833,000	927,243
Crown Castle International Corp., 3.30%, 7/1/30	2,350,000	2,571,135
Crown Castle International Corp., 2.25%, 1/15/31	700,000	706,667
Duke Realty LP, 1.75%, 7/1/30	1,125,000	1,119,826
Duke Realty LP, 3.05%, 3/1/50	1,000,000	1,051,860
Equinix, Inc., 1.25%, 7/15/25	1,870,000	1,878,882
Equinix, Inc., 1.80%, 7/15/27	1,060,000	1,066,392
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,285,649
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	1,600,000	1,525,808
Healthpeak Properties, Inc., 2.875%, 1/15/31	1,000,000	1,028,888
Kilroy Realty LP, 3.80%, 1/15/23	1,670,000	1,726,134
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	2,186,812
National Retail Properties, Inc., 2.50%, 4/15/30	2,350,000	2,249,558
Prologis LP, 2.125%, 4/15/27	900,000	947,401
Regency Centers LP, 3.70%, 6/15/30	1,700,000	1,831,141
Ventas Realty LP, 4.125%, 1/15/26	720,000	773,211
VEREIT Operating Partnership LP, 3.40%, 1/15/28	2,094,000	2,110,075
Welltower, Inc., 2.70%, 2/15/27	1,727,000	1,796,030
Welltower, Inc., 2.75%, 1/15/31	2,310,000	2,303,509
		30,822,537
Food and Staples Retailing — 0.3%
Costco Wholesale Corp., 1.60%, 4/20/30	2,660,000	2,693,342
Kroger Co. (The), 3.875%, 10/15/46	2,140,000	2,404,563
Walmart, Inc., 4.05%, 6/29/48	1,220,000	1,602,533
		6,700,438
Food Products — 0.1%
Campbell Soup Co., 2.375%, 4/24/30	350,000	363,202
Mondelez International, Inc., 2.75%, 4/13/30	2,520,000	2,723,774
		3,086,976
Gas Utilities — 0.1%
East Ohio Gas Co. (The), 3.00%, 6/15/50(2)	630,000	632,057
ONE Gas, Inc., 2.00%, 5/15/30	1,040,000	1,060,714
Southwest Gas Corp., 2.20%, 6/15/30	1,020,000	1,048,108
		2,740,879

Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	2,410,000	2,655,015
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	1,040,000	1,091,868
DH Europe Finance II Sarl, 3.40%, 11/15/49	1,480,000	1,666,671
Medtronic, Inc., 4.375%, 3/15/35	1,131,000	1,478,928
Stryker Corp., 1.95%, 6/15/30	2,220,000	2,232,298
		9,124,780
Health Care Providers and Services — 1.0%
Anthem, Inc., 2.375%, 1/15/25	640,000	678,692
Anthem, Inc., 3.65%, 12/1/27	1,400,000	1,596,117
Cigna Corp., 2.40%, 3/15/30	2,050,000	2,129,551
CVS Health Corp., 4.30%, 3/25/28	3,250,000	3,802,022
CVS Health Corp., 4.78%, 3/25/38	1,510,000	1,878,096
Duke University Health System, Inc., 3.92%, 6/1/47	1,150,000	1,439,883
Partners Healthcare System, Inc., 3.19%, 7/1/49	1,395,000	1,487,841
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	2,018,854
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	3,011,504
UnitedHealth Group, Inc., 2.00%, 5/15/30	1,248,000	1,307,988
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,955,420
Universal Health Services, Inc., 4.75%, 8/1/22(2)	1,850,000	1,855,763
		23,161,731
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,345,609
Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	1,260,000	1,269,101
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	735,380
D.R. Horton, Inc., 2.50%, 10/15/24	2,140,000	2,236,470
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,906,987
		6,147,938
Household Products†
Kimberly-Clark Corp., 3.10%, 3/26/30	400,000	455,886
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc., 2.75%, 3/1/30	3,900,000	4,021,515
General Electric Co., 4.35%, 5/1/50	520,000	516,196
		4,537,711
Insurance — 1.4%
American International Group, Inc., 3.40%, 6/30/30	2,000,000	2,170,985
American International Group, Inc., 4.50%, 7/16/44	2,220,000	2,593,180
Athene Global Funding, 2.80%, 5/26/23(2)	2,211,000	2,256,658
Athene Global Funding, 2.50%, 1/14/25(2)	1,760,000	1,758,772
Athene Global Funding, 2.55%, 6/29/25(2)	1,760,000	1,762,675
Brighthouse Financial, Inc., 5.625%, 5/15/30	600,000	666,060
Five Corners Funding Trust II, 2.85%, 5/15/30(2)	2,570,000	2,653,420
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	2,603,000	2,768,367
Lincoln National Corp., 3.40%, 1/15/31	1,500,000	1,631,256
Markel Corp., 4.90%, 7/1/22	1,400,000	1,501,080
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(2)	2,820,000	2,909,326
MetLife, Inc., 4.125%, 8/13/42	450,000	536,228
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	1,790,000	1,897,303
Metropolitan Life Global Funding I, 0.90%, 6/8/23(2)	631,000	635,051
Principal Life Global Funding II, 1.25%, 6/23/25(2)	1,550,000	1,555,842
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(2)	1,375,000	1,420,505
Unum Group, 4.50%, 3/15/25	1,720,000	1,849,393

WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,159,675
		31,725,776
IT Services — 0.6%
Fiserv, Inc., 2.25%, 6/1/27	1,570,000	1,644,020
Fiserv, Inc., 3.50%, 7/1/29	1,235,000	1,389,437
Global Payments, Inc., 3.20%, 8/15/29	2,460,000	2,639,768
International Business Machines Corp., 1.70%, 5/15/27	2,000,000	2,046,107
International Business Machines Corp., 1.95%, 5/15/30	1,100,000	1,127,310
Mastercard, Inc., 3.65%, 6/1/49	1,265,000	1,525,947
PayPal Holdings, Inc., 2.30%, 6/1/30	2,442,000	2,543,220
Western Union Co. (The), 2.85%, 1/10/25	876,000	913,357
		13,829,166
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	1,130,000	1,161,124
Machinery†
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(2)	970,000	959,731
Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	3,165,000	3,602,040
Comcast Corp., 1.95%, 1/15/31	1,500,000	1,531,260
Comcast Corp., 3.20%, 7/15/36	2,651,000	2,954,053
Comcast Corp., 6.40%, 5/15/38	790,000	1,179,947
Comcast Corp., 3.75%, 4/1/40	785,000	926,644
Comcast Corp., 2.80%, 1/15/51	1,060,000	1,088,868
Discovery Communications LLC, 3.625%, 5/15/30	650,000	712,366
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,981,000	2,323,080
ViacomCBS, Inc., 4.20%, 5/19/32	1,300,000	1,445,610
		15,763,868
Metals and Mining — 0.4%
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	4,900,000	4,893,483
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(2)	1,050,000	1,176,478
Nucor Corp., 2.00%, 6/1/25	1,530,000	1,590,323
Steel Dynamics, Inc., 3.45%, 4/15/30	1,025,000	1,073,434
Teck Resources Ltd., 3.90%, 7/15/30(2)	920,000	919,839
		9,653,557
Multi-Utilities — 0.6%
Ameren Corp., 3.50%, 1/15/31	2,240,000	2,509,448
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,030,000	2,361,519
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	1,020,036
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,762,061
NiSource, Inc., 5.65%, 2/1/45	1,310,000	1,780,975
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,264,644
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,873,108
Sempra Energy, 4.00%, 2/1/48	1,000,000	1,105,253
		14,677,044
Oil, Gas and Consumable Fuels — 2.5%
Aker BP ASA, 3.75%, 1/15/30(2)	3,080,000	2,903,564
Chevron Corp., 2.00%, 5/11/27	1,510,000	1,582,538
CNOOC Finance Ltd., 4.25%, 1/26/21	5,000,000	5,077,400
Colonial Enterprises, Inc., 3.25%, 5/15/30(2)	1,020,000	1,107,038
Diamondback Energy, Inc., 3.50%, 12/1/29	2,810,000	2,720,032
Ecopetrol SA, 5.875%, 5/28/45	690,000	725,083
Energy Transfer Operating LP, 4.25%, 3/15/23	2,400,000	2,536,377
Energy Transfer Operating LP, 3.75%, 5/15/30	1,960,000	1,940,723
Energy Transfer Operating LP, 4.90%, 3/15/35	1,600,000	1,608,797

Enterprise Products Operating LLC, 4.85%, 3/15/44	3,100,000	3,596,900
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,470,672
Equinor ASA, 1.75%, 1/22/26	1,520,000	1,558,146
Equinor ASA, 3.25%, 11/18/49	960,000	1,021,797
Exxon Mobil Corp., 1.57%, 4/15/23	2,440,000	2,503,813
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	958,009
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,329,000	2,938,367
Magellan Midstream Partners LP, 3.25%, 6/1/30	1,030,000	1,093,304
MPLX LP, 5.25%, 1/15/25	1,900,000	1,975,937
MPLX LP, 4.875%, 6/1/25	3,280,000	3,663,432
MPLX LP, 4.50%, 4/15/38	1,080,000	1,080,943
Ovintiv, Inc., 6.50%, 2/1/38	560,000	481,625
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	864,767
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	124,104
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,731,339
Petroleos Mexicanos, 6.50%, 3/13/27	1,500,000	1,355,985
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	40,828
Phillips 66, 2.15%, 12/15/30	2,340,000	2,269,826
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	1,350,000	1,332,175
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,170,000	4,768,846
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	2,650,000	2,716,517
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(2)	1,550,000	1,658,697
		59,407,581
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	2,320,000	2,411,107
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co., 3.25%, 8/15/22(2)	2,490,000	2,630,910
Bristol-Myers Squibb Co., 3.625%, 5/15/24(2)	850,000	936,566
Bristol-Myers Squibb Co., 3.40%, 7/26/29(2)	3,470,000	4,047,421
Pfizer, Inc., 1.70%, 5/28/30	1,310,000	1,334,642
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30(3)	5,400,000	5,356,600
Upjohn, Inc., 2.70%, 6/22/30(2)	2,063,000	2,124,077
Upjohn, Inc., 4.00%, 6/22/50(2)	845,000	908,436
Zoetis, Inc., 2.00%, 5/15/30	910,000	930,095
		18,268,747
Road and Rail — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	2,500,000	2,556,250
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,415,838
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,610,000	4,483,934
CSX Corp., 3.25%, 6/1/27	2,830,000	3,177,715
Norfolk Southern Corp., 3.05%, 5/15/50	1,260,000	1,303,047
Union Pacific Corp., 2.40%, 2/5/30	1,670,000	1,788,728
Union Pacific Corp., 3.60%, 9/15/37	860,000	954,686
Union Pacific Corp., MTN, 3.55%, 8/15/39	980,000	1,100,648
		16,780,846
Semiconductors and Semiconductor Equipment — 0.7%
Analog Devices, Inc., 2.95%, 4/1/25	525,000	569,456
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	745,000	796,295
Broadcom, Inc., 2.25%, 11/15/23(2)	2,210,000	2,285,253
Broadcom, Inc., 3.15%, 11/15/25(2)	2,570,000	2,731,911
Microchip Technology, Inc., 2.67%, 9/1/23(2)	2,485,000	2,559,146
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	2,562,000	2,709,577
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(2)	430,000	452,399
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27(2)	1,525,000	1,621,316

QUALCOMM, Inc., 2.15%, 5/20/30	1,730,000	1,805,347
Texas Instruments, Inc., 1.75%, 5/4/30	1,330,000	1,352,921
		16,883,621
Software — 0.4%
Adobe, Inc., 2.30%, 2/1/30	3,200,000	3,459,508
Infor, Inc., 1.45%, 7/15/23(2)	510,000	514,593
Infor, Inc., 1.75%, 7/15/25(2)	630,000	633,380
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,709,459
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,170,565
		8,487,505
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.50%, 4/15/27	1,790,000	1,963,994
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,372,031
Home Depot, Inc. (The), 3.35%, 4/15/50	2,703,000	3,097,512
		6,433,537
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.125%, 5/11/25	425,000	433,097
NetApp, Inc., 1.875%, 6/22/25	620,000	628,794
Seagate HDD Cayman, 4.125%, 1/15/31(2)	180,000	188,977
		1,250,868
Trading Companies and Distributors†
Air Lease Corp., 3.875%, 7/3/23	698,000	707,404
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	2,380,000	2,493,028
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.875%, 4/15/30(2)	2,940,000	3,282,348
T-Mobile USA, Inc., 2.55%, 2/15/31(2)	2,460,000	2,474,809
Vodafone Group plc, 2.95%, 2/19/23	4,693,000	4,944,374
		10,701,531
TOTAL CORPORATE BONDS (Cost $648,572,490)		683,971,874
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 4.05%, (1-year H15T1Y plus 2.25%), 9/1/35	315,059	331,501
FHLMC, VRN, 3.68%, (12-month LIBOR plus 1.86%), 7/1/36	1,038,639	1,098,206
FHLMC, VRN, 4.15%, (1-year H15T1Y plus 2.14%), 10/1/36	907,718	952,020
FHLMC, VRN, 3.95%, (1-year H15T1Y plus 2.25%), 4/1/37	783,269	823,227
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.80%), 2/1/38	300,478	318,130
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.82%), 6/1/38	157,460	166,306
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.88%), 7/1/40	67,050	70,287
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.79%), 9/1/40	162,109	169,514
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	56,215	59,416
FHLMC, VRN, 3.92%, (12-month LIBOR plus 1.87%), 7/1/41	720,146	759,133
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.65%), 12/1/42	491,478	510,960
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	104,088	107,130
FHLMC, VRN, 3.24%, (12-month LIBOR plus 1.63%), 5/1/43	85,666	89,538
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	2,472	2,485
FHLMC, VRN, 4.15%, (12-month LIBOR plus 1.65%), 6/1/43	56,822	57,222
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.62%), 1/1/44	1,878,649	1,954,783
FHLMC, VRN, 3.17%, (12-month LIBOR plus 1.62%), 6/1/44	791,614	824,522
FHLMC, VRN, 3.89%, (12-month LIBOR plus 1.59%), 10/1/44	685,018	709,729
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	1,347,805	1,392,208
FNMA, VRN, 3.02%, (6-month LIBOR plus 1.57%), 6/1/35	897,311	925,549
FNMA, VRN, 3.02%, (6-month LIBOR plus 1.57%), 6/1/35	1,140,686	1,176,548

FNMA, VRN, 3.10%, (6-month LIBOR plus 1.57%), 6/1/35	395,687	407,628
FNMA, VRN, 3.14%, (6-month LIBOR plus 1.57%), 6/1/35	144,020	148,527
FNMA, VRN, 3.36%, (6-month LIBOR plus 1.54%), 9/1/35	846,549	873,524
FNMA, VRN, 4.02%, (1-year H15T1Y plus 2.16%), 3/1/38	792,607	828,465
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	37,748	39,507
FNMA, VRN, 3.66%, (12-month LIBOR plus 1.79%), 8/1/40	68,384	71,120
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	299,343	311,902
FNMA, VRN, 4.26%, (12-month LIBOR plus 1.75%), 8/1/41	128,206	133,812
FNMA, VRN, 3.72%, (12-month LIBOR plus 1.56%), 3/1/43	277,267	288,529
FNMA, VRN, 2.30%, (12-month LIBOR plus 1.59%), 8/1/45	326,338	337,159
FNMA, VRN, 2.625%, (12-month LIBOR plus 1.60%), 4/1/46	2,501,913	2,588,138
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	3,645,877	3,818,865
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,319,973	1,380,560
FNMA, VRN, 3.15%, (12-month LIBOR plus 1.61%), 4/1/47	2,678,265	2,801,818
FNMA, VRN, 2.95%, (12-month LIBOR plus 1.62%), 5/1/47	1,536,786	1,611,646
		28,139,614
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 17.5%
FHLMC, 7.00%, 9/1/27	128	145
FHLMC, 6.50%, 1/1/28	222	247
FHLMC, 7.00%, 2/1/28	35	40
FHLMC, 6.50%, 3/1/29	1,324	1,497
FHLMC, 6.50%, 6/1/29	1,577	1,764
FHLMC, 7.00%, 8/1/29	137	152
FHLMC, 6.50%, 5/1/31	1,381	1,538
FHLMC, 6.50%, 6/1/31	162	181
FHLMC, 5.50%, 12/1/33	17,247	19,658
FHLMC, 6.00%, 2/1/38	142,380	166,300
FHLMC, 5.50%, 4/1/38	76,029	87,335
FHLMC, 6.00%, 5/1/38	113,284	132,037
FHLMC, 6.00%, 8/1/38	20,635	23,907
FHLMC, 5.50%, 9/1/38	619,150	710,021
FHLMC, 4.50%, 5/1/47	9,368,587	10,074,088
FHLMC, 3.50%, 12/1/47	3,380,596	3,585,999
FHLMC, 4.00%, 9/1/48	14,354,172	15,213,410
FHLMC, 4.00%, 10/1/48	2,330,812	2,470,922
FHLMC, 4.00%, 10/1/48	18,576,494	19,686,987
FHLMC, 3.50%, 4/1/49	18,426,116	19,409,987
FHLMC, 3.50%, 10/1/49	35,252,106	37,077,280
FNMA, 6.50%, 1/1/26	986	1,097
FNMA, 7.00%, 12/1/27	283	314
FNMA, 7.50%, 4/1/28	1,734	1,946
FNMA, 7.00%, 5/1/28	1,612	1,675
FNMA, 7.00%, 6/1/28	28	29
FNMA, 6.50%, 1/1/29	220	252
FNMA, 6.50%, 4/1/29	728	823
FNMA, 7.00%, 7/1/29	136	137
FNMA, 7.50%, 7/1/29	1,182	1,229
FNMA, 7.50%, 9/1/30	516	607
FNMA, 5.00%, 7/1/31	1,314,166	1,474,707
FNMA, 7.00%, 9/1/31	2,462	2,630
FNMA, 6.50%, 1/1/32	869	996
FNMA, 6.50%, 8/1/32	3,503	4,004
FNMA, 5.50%, 6/1/33	11,024	12,562
FNMA, 5.50%, 7/1/33	58,433	66,710

FNMA, 5.50%, 8/1/33	24,566	28,151
FNMA, 5.50%, 9/1/33	34,314	39,403
FNMA, 5.00%, 11/1/33	127,781	146,680
FNMA, 6.00%, 12/1/33	407,830	475,056
FNMA, 5.50%, 1/1/34	26,838	30,263
FNMA, 3.50%, 3/1/34	1,597,428	1,687,248
FNMA, 5.50%, 12/1/34	32,153	35,775
FNMA, 4.50%, 1/1/35	135,759	148,506
FNMA, 5.00%, 8/1/35	53,983	61,879
FNMA, 5.00%, 2/1/36	399,570	459,024
FNMA, 5.50%, 7/1/36	24,283	27,428
FNMA, 5.50%, 2/1/37	10,283	11,823
FNMA, 6.00%, 4/1/37	99,504	115,864
FNMA, 6.00%, 7/1/37	234,620	271,863
FNMA, 6.00%, 8/1/37	163,763	190,810
FNMA, 6.50%, 8/1/37	11,698	13,543
FNMA, 6.00%, 9/1/37	159,545	185,746
FNMA, 6.00%, 11/1/37	58,297	67,898
FNMA, 5.50%, 2/1/38	436,868	500,540
FNMA, 5.50%, 2/1/38	70,825	79,713
FNMA, 5.50%, 6/1/38	165,296	189,337
FNMA, 5.00%, 1/1/39	114,381	130,344
FNMA, 4.50%, 2/1/39	334,749	372,041
FNMA, 5.50%, 3/1/39	339,307	388,950
FNMA, 4.50%, 4/1/39	249,430	279,669
FNMA, 4.50%, 5/1/39	639,008	714,750
FNMA, 6.50%, 5/1/39	88,650	103,793
FNMA, 4.50%, 6/1/39	350,200	389,722
FNMA, 5.00%, 8/1/39	339,153	389,518
FNMA, 4.50%, 9/1/39	1,298,007	1,459,927
FNMA, 4.50%, 10/1/39	1,102,558	1,240,030
FNMA, 5.00%, 4/1/40	922,790	1,056,066
FNMA, 5.00%, 4/1/40	1,695,658	1,950,262
FNMA, 5.00%, 6/1/40	1,461,612	1,678,028
FNMA, 4.00%, 10/1/40	1,197,049	1,336,616
FNMA, 4.50%, 11/1/40	1,077,749	1,209,034
FNMA, 4.00%, 8/1/41	2,117,530	2,354,254
FNMA, 4.50%, 9/1/41	989,814	1,102,579
FNMA, 3.50%, 10/1/41	1,576,644	1,704,600
FNMA, 3.50%, 12/1/41	6,118,449	6,619,864
FNMA, 4.00%, 12/1/41	3,131,708	3,439,705
FNMA, 5.00%, 1/1/42	3,442,809	3,952,565
FNMA, 3.50%, 2/1/42	3,232,710	3,497,926
FNMA, 3.50%, 5/1/42	1,355,797	1,474,992
FNMA, 3.50%, 6/1/42	1,418,289	1,551,653
FNMA, 3.50%, 8/1/42	7,033,058	7,617,042
FNMA, 3.50%, 9/1/42	2,012,704	2,178,967
FNMA, 4.00%, 11/1/45	5,488,147	5,884,985
FNMA, 4.00%, 2/1/46	5,149,104	5,547,001
FNMA, 4.00%, 4/1/46	12,233,831	13,108,599
FNMA, 6.50%, 8/1/47	4,212	4,542
FNMA, 6.50%, 9/1/47	8,506	9,149
FNMA, 6.50%, 9/1/47	410	441
FNMA, 6.50%, 9/1/47	4,485	4,824

FNMA, 4.00%, 6/1/48	12,708,777	13,458,371
FNMA, 4.50%, 7/1/48	16,501,026	17,781,301
FNMA, 4.50%, 2/1/49	7,157,343	7,692,131
FNMA, 3.50%, 4/1/49	15,679,098	16,504,594
FNMA, 4.00%, 6/1/49	4,730,718	5,013,001
FNMA, 3.50%, 9/1/49	1,766,525	1,858,286
GNMA, 2.50%, TBA	21,850,000	22,992,857
GNMA, 7.00%, 11/15/22	337	346
GNMA, 7.00%, 4/20/26	144	163
GNMA, 7.50%, 8/15/26	323	367
GNMA, 8.00%, 8/15/26	143	157
GNMA, 7.50%, 5/15/27	183	187
GNMA, 8.00%, 6/15/27	355	356
GNMA, 7.00%, 2/15/28	154	154
GNMA, 7.50%, 2/15/28	98	98
GNMA, 6.50%, 3/15/28	464	511
GNMA, 7.00%, 4/15/28	117	117
GNMA, 6.50%, 5/15/28	2,097	2,310
GNMA, 7.00%, 12/15/28	211	212
GNMA, 7.00%, 5/15/31	1,764	2,109
GNMA, 6.00%, 7/15/33	503,217	599,688
GNMA, 4.50%, 8/15/33	486,002	538,289
GNMA, 5.00%, 3/20/36	55,362	62,676
GNMA, 5.00%, 4/20/36	112,404	127,349
GNMA, 5.00%, 5/20/36	190,055	215,321
GNMA, 5.50%, 1/15/39	570,243	666,299
GNMA, 6.00%, 1/20/39	23,686	28,158
GNMA, 6.00%, 2/20/39	149,322	171,466
GNMA, 4.50%, 6/15/39	1,402,989	1,581,674
GNMA, 5.50%, 9/15/39	55,688	63,680
GNMA, 5.00%, 10/15/39	683,035	781,312
GNMA, 4.50%, 1/15/40	578,520	645,187
GNMA, 4.00%, 11/20/40	1,812,775	1,999,338
GNMA, 4.00%, 12/15/40	634,386	689,479
GNMA, 4.50%, 6/15/41	500,946	568,256
GNMA, 4.50%, 7/20/41	759,925	849,547
GNMA, 3.50%, 4/20/42	3,947,856	4,294,835
GNMA, 3.50%, 6/20/42	8,555,343	9,307,298
GNMA, 3.50%, 4/20/43	2,409,285	2,621,073
GNMA, 3.50%, 4/20/46	7,663,399	8,223,776
GNMA, 2.50%, 7/20/46	8,797,739	9,344,178
UMBS, 2.50%, TBA	86,500,000	90,145,839
		406,584,547
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $424,496,804)		434,724,161
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Private Sponsor Collateralized Mortgage Obligations — 2.5%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.70%, 3/25/35	1,192,835	1,175,284
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	1,188,896	1,230,705
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	1,793,232	1,815,951
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	2,682,552	2,768,892
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.60%, 6/25/34	966,633	928,568
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.71%, 2/25/35	201,855	196,426
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.94%, 11/25/34	748,025	715,874

Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	109,505	113,368
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.97%, 8/25/34	450,070	426,535
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.25%, 8/25/34	1,683,622	1,629,827
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	91,711	90,741
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	894,344	879,779
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, VRN, 2.18%, (1-month LIBOR plus 2.00%), 1/25/40(2)	3,750,000	3,597,526
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.83%, (1-month LIBOR plus 3.65%), 2/25/40(2)	3,850,000	3,756,413
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	80,365	82,091
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	5,119	4,569
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 3.25%, 10/25/34	107,885	107,715
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	1,475,169	1,512,723
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(2)	3,206,576	3,284,870
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(2)	1,096,963	1,117,305
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.56%, 10/25/34	948,700	928,349
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.07%, 8/25/35	243,158	245,820
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, VRN, 2.31%, 1/25/60(2)	3,524,399	3,546,031
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.80%, 6/25/34	240,212	231,531
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.79%, 5/25/34	769,622	739,114
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	738,639	716,913
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.07%, 9/25/35	833,560	829,723
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.65%, 9/25/35	1,229,608	1,203,700
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.15%, 9/25/35	810,431	799,787
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.19%, 7/25/35	69,986	70,349
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.99%, 4/25/35	145,358	143,573
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	403,532	413,979
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(2)	833,414	836,380
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.09%, 11/21/34	710,552	711,373
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.28%, 11/25/35	1,392,610	1,330,784
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.74%, 2/25/35	724,161	729,780
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(2)	1,207,473	1,300,434
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	2,784,892	3,014,296
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.68%, (1-month LIBOR plus 1.50%), 6/25/57(2)	3,396,890	3,410,248
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	2,478,583	2,535,570
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	1,737,866	1,758,659
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	2,160,152	2,211,778
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.52%, 7/25/34	408,827	401,899
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, (1-month LIBOR plus 0.74%), 9/25/34	1,910,700	1,791,009
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	46,489	47,805
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	1,673,790	1,620,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.11%, 5/25/35	442,609	440,692
		57,445,339
U.S. Government Agency Collateralized Mortgage Obligations — 2.0%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 11/25/23	3,517,853	2,857,032
FHLMC, Series 2014-DN2, Class M3, VRN, 3.78%, (1-month LIBOR plus 3.60%), 4/25/24	4,925,000	4,387,229
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.18%, (1-month LIBOR plus 5.00%), 12/25/28	5,718,098	5,947,652
FHLMC, Series 2016-DNA4, Class M2, VRN, 1.48%, (1-month LIBOR plus 1.30%), 3/25/29	211,739	211,584
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.53%, (1-month LIBOR plus 1.35%), 3/25/29	707,931	706,491
FHLMC, Series 2017-DNA2, Class M1, VRN, 1.38%, (1-month LIBOR plus 1.20%), 10/25/29	1,272,101	1,275,267
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.48%, (1-month LIBOR plus 2.30%), 10/25/48(2)	1,050,000	1,020,620
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.63%, (1-month LIBOR plus 2.45%), 3/25/49(2)	2,328,320	2,314,721
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.23%, (1-month LIBOR plus 2.05%), 7/25/49(2)	3,480,835	3,432,519
FHLMC, Series 3397, Class GF, VRN, 0.68%, (1-month LIBOR plus 0.50%), 12/15/37	1,162,705	1,172,676

FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	6,444,126	5,691,813
FNMA, Series 2014-C02, Class 2M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	2,103,163	1,873,421
FNMA, Series 2015-C03, Class 1M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 7/25/25	6,944,028	7,146,378
FNMA, Series 2015-C04, Class 1M2, VRN, 5.88%, (1-month LIBOR plus 5.70%), 4/25/28	2,200,554	2,333,667
FNMA, Series 2016-C04, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 1/25/29	4,122,036	4,301,856
FNMA, Series 2016-C06, Class 1M2, VRN, 4.43%, (1-month LIBOR plus 4.25%), 4/25/29	1,995,465	2,102,291
		46,775,217
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,673,223)		104,220,556
COLLATERALIZED LOAN OBLIGATIONS — 3.3%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 3.69%, (3-month LIBOR plus 1.95%), 1/20/32(2)	5,250,000	5,182,609
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(2)	2,100,000	2,077,017
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.16%, (3-month LIBOR plus 1.02%), 4/20/31(2)	5,000,000	4,864,577
CBAM Ltd., Series 2019-9A, Class A, VRN, 2.50%, (3-month LIBOR plus 1.28%), 2/12/30(2)	5,150,000	5,117,417
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.00%, (3-month LIBOR plus 0.98%), 4/24/31(2)	3,200,000	3,116,840
CIFC Funding Ltd., Series 2015-4A, Class A1R, VRN, 2.29%, (3-month LIBOR plus 1.15%), 10/20/27(2)	5,000,000	4,955,398
Dryden 49 Senior Loan Fund, Series 2017-49A, Class A, VRN, 2.35%, (3-month LIBOR plus 1.21%), 7/18/30(2)	3,000,000	2,974,436
Dryden 50 Senior Loan Fund, Series 2017-50A, Class A1, VRN, 2.44%, (3-month LIBOR plus 1.22%), 7/15/30(2)	3,300,000	3,272,340
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.11%, (3-month LIBOR plus 0.97%), 4/18/31(2)	2,550,000	2,472,526
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.42%, (3-month LIBOR plus 1.24%), 4/15/33(2)	7,100,000	6,993,783
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.26%, (3-month LIBOR plus 1.12%), 7/20/31(2)	3,500,000	3,442,674
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 7/20/31(2)	3,700,000	3,630,828
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 2.48%, (3-month LIBOR plus 1.26%), 1/15/33(2)	6,500,000	6,370,000
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.20%, (3-month LIBOR plus 0.98%), 4/15/31(2)	5,000,000	4,901,220
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 2.55%, (3-month LIBOR plus 1.33%), 10/15/32(2)	5,750,000	5,719,196
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 4/18/31(2)	5,885,000	5,701,961
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 2.21%, (3-month LIBOR plus 1.07%), 10/20/28(2)	4,000,000	3,951,023
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.96%, (3-month LIBOR plus 0.97%), 4/25/31(2)	3,000,000	2,928,964
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $78,685,995)		77,672,809
ASSET-BACKED SECURITIES — 3.1%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 1.01%, (1-month LIBOR plus 0.83%), 5/25/34	4,745,756	4,542,785
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,023,188	2,007,320
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	5,056,374	5,274,792
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	700,204	698,151
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,678,648	1,658,838
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 0.89%, (1-month LIBOR plus 0.70%), 3/17/37(2)	34,643	34,115
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.26%, (1-month LIBOR plus 1.08%), 6/17/37(2)	9,500,000	9,338,162
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	799,147	793,472
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	778,382	772,173
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,464,930	1,444,359
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	3,595,015	3,581,104
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(2)	5,374,956	5,503,246
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	3,820,351	3,873,568
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	6,995,602	7,237,275
Progress Residential Trust, Series 2020-SFR2, Class A SEQ, 2.08%, 6/18/37(2)	6,100,000	6,291,618
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	896,174	891,271
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	1,118,418	1,117,416
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(2)	2,950,719	3,003,907
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(2)	4,437,255	4,445,162
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)	5,747,402	5,957,617
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	1,911,547	2,031,705

VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	2,598,210	2,571,876
TOTAL ASSET-BACKED SECURITIES (Cost $72,230,417)		73,069,932
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	980,000	1,551,115
California State University Rev., 2.98%, 11/1/51	2,000,000	2,150,200
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,629,530
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,790,000	2,362,191
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	1,905,000	1,959,140
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	1,415,000	1,476,892
Houston GO, 3.96%, 3/1/47	820,000	998,727
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	2,356,920
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,440,403
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,165,000	1,480,447
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	614,201
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,656,262
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	480,000	794,971
New York City GO, 6.27%, 12/1/37	335,000	517,964
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,422,548
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	2,100,000	2,177,910
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	360,000	497,725
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	315,000	434,048
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	659,375
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	558,864
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	2,340,000	2,443,498
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	675,000	905,803
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	375,000	514,515
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	280,000	415,999
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	786,615
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,551,187
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,085,000	1,177,225
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,165,612
State of California GO, 4.60%, 4/1/38	1,380,000	1,614,766
State of California GO, 7.55%, 4/1/39	450,000	803,290
State of California GO, 7.30%, 10/1/39	1,210,000	2,027,512
University of Texas System (The) Rev., 5.00%, 8/15/40	1,320,000	2,034,173
TOTAL MUNICIPAL SECURITIES (Cost $36,048,922)		42,179,628
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	949,049
Chile Government International Bond, 3.625%, 10/30/42	500,000	568,750
		1,517,799
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,841,840
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	19,294
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,775,998
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,961,426
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,613,405
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,608,034

Philippine Government International Bond, 6.375%, 10/23/34	730,000	1,055,096
		6,276,535
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	467,687
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,113,667
		1,581,354
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	939,778
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	393,978
		1,333,756
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $15,781,342)		17,308,002
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 0.50%, 6/17/25	4,800,000	4,804,455
FNMA, 6.625%, 11/15/30	4,500,000	6,965,467
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $10,295,105)		11,769,922
PREFERRED STOCKS — 0.2%
Banks — 0.2%
JPMorgan Chase & Co., 4.60% (Cost $5,534,665)	6,140,000	5,482,099
TEMPORARY CASH INVESTMENTS(4) — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $20,501,480), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $20,107,736)		20,107,725
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $26,708,804), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $26,185,036)		26,185,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	306,297	306,297
TOTAL TEMPORARY CASH INVESTMENTS (Cost $46,599,022)		46,599,022
TOTAL INVESTMENT SECURITIES — 105.0% (Cost $2,340,440,871)		2,447,945,523
OTHER ASSETS AND LIABILITIES — (5.0)%		(115,949,220)
TOTAL NET ASSETS — 100.0%		$2,331,996,303

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,627,446	HUF	491,960,627	UBS AG	9/23/20	$67,255
USD	2,014,070	MXN	44,635,816	Morgan Stanley	9/23/20	93,076
						$160,331

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	56	September 2020	$11,200,000	$12,366,375	$249
U.S. Treasury 5-Year Notes	95	September 2020	$9,500,000	11,945,508	6,567
U.S. Treasury Long Bonds	88	September 2020	$8,800,000	15,713,500	133,271
U.S. Treasury Ultra Bonds	37	September 2020	$3,700,000	8,071,781	175,167
				$48,097,164	$315,254

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	161	September 2020	$16,100,000	$25,354,984	$(261,112)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$92,456,000	$3,791,604	$(3,375,864)	$415,740

§ Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^ The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.77%	8/5/24	$25,500,000	$(579)	$(811,135)	$(811,714)
CPURNSA	Receive	1.50%	6/8/30	$10,000,000	604	46,713	47,317
CPURNSA	Receive	1.50%	6/8/30	$10,000,000	604	38,470	39,074
					$629	$(725,952)	$(725,323)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,872,449.
(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $316,034,884, which represented 13.6% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $250,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	950,947,518	—
Corporate Bonds	—	683,971,874	—
U.S. Government Agency Mortgage-Backed Securities	—	434,724,161	—
Collateralized Mortgage Obligations	—	104,220,556	—
Collateralized Loan Obligations	—	77,672,809	—
Asset-Backed Securities	—	73,069,932	—
Municipal Securities	—	42,179,628	—
Sovereign Governments and Agencies	—	17,308,002	—
U.S. Government Agency Securities	—	11,769,922	—
Preferred Stocks	—	5,482,099	—
Temporary Cash Investments	306,297	46,292,725	—
	306,297	2,447,639,226	—
Other Financial Instruments
Futures Contracts	315,254	—	—
Swap Agreements	—	502,131	—
Forward Foreign Currency Exchange Contracts	—	160,331	—
	315,254	662,462	—

Liabilities
Other Financial Instruments
Futures Contracts	261,112	—	—
Swap Agreements	—	811,714	—
	261,112	811,714	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.